Digital Assets - Restricted - Schedule of digital assets - restricted held (Details)	Jun. 30, 2026 HKD ($) bitcoin	Jun. 30, 2026 USD ($) bitcoin	Dec. 31, 2025 HKD ($) bitcoin
Crypto Asset, Activity [Line Items]
Fair Value	$ 0	$ 0	$ 140,283,000
Bitcoin Cash
Crypto Asset, Activity [Line Items]
Units	0	0	30,000
Cost Basis	$ 0	$ 0	$ 125,556,941
Fair Value	$ 0	$ 0	$ 140,283,000